Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for Income Taxes
(BENEFIT) PROVISION FOR INCOME TAXES

(In millions)	2015	2014	2013

GE
Current tax expense	$3,307	$2,110	$4,238
Deferred tax expense (benefit) from temporary differences	(1,800)	(476)	(2,571)
	1,506	1,634	1,667
GE Capital
Current tax expense (benefit)	2,796	(455)	521
Deferred tax expense (benefit) from temporary differences	2,183	(406)	(969)
	4,979	(861)	(448)
Consolidated
Current tax expense	6,103	1,655	4,759
Deferred tax expense (benefit) from temporary differences	383	(882)	(3,540)
Total	$6,485	$773	$1,219

CONSOLIDATED EARNINGS (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES

(In millions)	2015	2014	2013

U.S. earnings	$(309)	$3,176	$6,066
Non-U.S. earnings	8,495	7,087	3,034
Total	$8,186	$10,263	$9,100

CONSOLIDATED (BENEFIT) PROVISION FOR INCOME TAXES

(In millions)	2015	2014	2013

U.S. Federal
Current	$1,549	$(122)	$2,005
Deferred	492	261	(2,571)
Non - U.S.
Current	4,867	2,035	2,703
Deferred	(121)	(982)	(1,004)
Other	(302)	(419)	86
Total	$6,485	$773	$1,219

Reconciliation of Income Tax Rate
RECONCILIATION OF U.S. FEDERAL STATUTORY INCOME TAX RATE TO ACTUAL INCOME TAX RATE

	Consolidated			GE			GE Capital
	2015	2014	2013	2015	2014	2013	2015	2014	2013

U.S. federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (reduction) in rate resulting from
inclusion of after-tax earnings of GE Capital in
before-tax earnings of GE	-	-	-	82.4	(4.8)	(2.6)	-	-	-
Tax on global activities including exports(a)	54.1	(17.7)	(11.4)	(52.8)	(12.0)	(7.4)	(224.5)	(72.0)	(126.9)
U.S. business credits(b)	(4.7)	(3.3)	(4.9)	(4.1)	(1.0)	(2.6)	9.2	(34.5)	(74.3)
All other – net(c)	(5.2)	(6.5)	(5.3)	(14.2)	(2.5)	(4.9)	(1.5)	(55.9)	(1.0)
	44.2	(27.5)	(21.6)	11.3	(20.3)	(17.5)	(216.8)	(162.4)	(202.2)
Actual income tax rate	79.2%	7.5%	13.4%	46.3%	14.7%	17.5%	(181.8)%	(127.4)%	(167.2)%

  Included 2.9% and 2.7% in consolidated and GE, respectively, related to repatriation of prior year’s non-U.S. earnings in 2013.
  U.S. general business credits, primarily the credit for manufacture of energy efficient appliances, the credit for energy produced from renewable sources, the advanced energy project credit and the credit for research performed in the U.S.
  Included (4.2)% and (10.6)% in consolidated and GE, respectively, related to deductible stock losses in 2015. Also includes, for each period, the expense or (benefit) for “Other” taxes reported above in the consolidated (benefit) provision for income taxes, net of 35% federal effect.

Unrecognized tax benefits
UNRECOGNIZED TAX BENEFITS

December 31 (In millions)	2015	2014

Unrecognized tax benefits	$6,778	$5,619
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	4,723	4,059
Accrued interest on unrecognized tax benefits	805	807
Accrued penalties on unrecognized tax benefits	98	103
Reasonably possible reduction to the balance of unrecognized tax benefits
in succeeding 12 months	0-700	0-900
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	0-200	0-300

(a) Some portion of such reduction may be reported as discontinued operations.

UNRECOGNIZED TAX BENEFITS RECONCILIATION

(In millions)	2015	2014

Balance at January 1	$5,619	$5,816
Additions for tax positions of the current year	720	234
Additions for tax positions of prior years	1,296	673
Reductions for tax positions of prior years	(754)	(761)
Settlements with tax authorities	(70)	(305)
Expiration of the statute of limitations	(33)	(38)
Balance at December 31	$6,778	$5,619

Schedule of Deferred Tax Assets and Liabilities
December 31 (In millions)	2015	2014

Assets
GE	$20,539	$19,942
GE Capital	4,643	8,048
	25,182	27,990
Liabilities
GE	(12,873)	(11,170)
GE Capital	(9,204)	(10,638)
	(22,077)	(21,808)
Net deferred income tax asset (liability)	$3,105	$6,183

COMPONENTS OF THE NET DEFERRED INCOME TAX ASSET (LIABILITY)

December 31 (In millions)	2015	2014

GE
Principal pension plans	$8,051	$7,859
Other non-current compensation and benefits	4,133	3,427
Provision for expenses	2,827	2,765
Retiree insurance plans	2,122	3,462
Non-U.S. loss carryforwards(a)	1,940	738
Contract assets	(5,143)	(4,539)
Intangible assets	(3,192)	(2,364)
Depreciation	(1,688)	(1,226)
Investment in global subsidiaries	(915)	(979)
Other – net	(469)	(371)
	7,666	8,772
GE Capital
Operating leases	(3,863)	(3,763)
Financing leases	(1,665)	(1,899)
Intangible assets	(103)	(53)
Non-U.S. loss carryforwards(a)	2,262	2,974
Investment in global subsidiaries	5	2,060
Other – net	(1,197)	(1,909)
	(4,561)	(2,590)
Net deferred income tax asset (liability)	$3,105	$6,183

(a) Net of valuation allowances of $2,184 million and $2,015 million for GE and $109 million and $19 million for GE Capital, for 2015 and 2014, respectively. Of the net deferred tax asset as of December 31, 2015, of $4,202 million, $10 million relates to net operating loss carryforwards that expire in various years ending from December 31, 2016 through December 31, 2018; $472 million relates to net operating losses that expire in various years ending from December 31, 2019 through December 31, 2035 and $3,720 million relates to net operating loss carryforwards that may be carried forward indefinitely.